Shareholder Report, Holdings (Details) - C000226945	Sep. 30, 2024
MicroStrategy8193566
Holdings [Line Items]
Percent of Total Investments	11.80%
MARA Holdings8193559
Holdings [Line Items]
Percent of Total Investments	9.70%
Coinbase Global8193547
Holdings [Line Items]
Percent of Total Investments	9.70%
Iris Energy8193555
Holdings [Line Items]
Percent of Total Investments	4.70%
Applied Digital8193521
Holdings [Line Items]
Percent of Total Investments	4.70%
Galaxy Digital Holdings8193585
Holdings [Line Items]
Percent of Total Investments	4.70%
Core Scientific8193549
Holdings [Line Items]
Percent of Total Investments	4.60%
Terawulf8193577
Holdings [Line Items]
Percent of Total Investments	4.50%
Riot Platforms8193574
Holdings [Line Items]
Percent of Total Investments	4.20%
Cleanspark8193541
Holdings [Line Items]
Percent of Total Investments	4.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	69.50%